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BRANDES
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Brandes Core Plus Fixed Income Fund
Brandes Credit Focus Yield Fund
Brandes Global Equity Fund
Brandes International Equity Fund
Brandes Emerging Markets Value Fund
Brandes International Small Cap Equity Fund
Separately Managed Account Reserve Trust

Supplement dated August 17, 2015 to the
Prospectus and Statement of Additional Information (“SAI”) dated January 30, 2015, as supplemented February 27, 2015

Effective September 1, 2015, Brandes will use a new distributor. Accordingly, all references to Quasar Distributors, LLC (the “Distributor”) will be replaced with ALPS Distributors, Inc. The distributor is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

Please retain this Supplement with the Prospectus and SAI.